UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  06/30/02



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          45 Rockefeller Plaza

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10111

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  09/05/02

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   39

                                        -------


Form 13F Information Table Value Total:  $85,006
                                                              --------
 (thousands)








                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS                  COM              00724F101      793    27840 SH       SOLE                    27840
AMERICAN INTL GROUP COM        COM              026874107     1405    20594 SH       SOLE                    20594
AMGEN INC COM                  COM              031162100     1296    30955 SH       SOLE                    30955
AOL TIME WARNER                COM              02364J104     7194   489055 SH       SOLE                   489055
BANK NEW YORK INC COM          COM              064057102      290     8600 SH       SOLE                     8600
BAXTER INTL INC COM            COM              071813109      231     5200 SH       SOLE                     5200
BRISTOL MYERS SQUIBB COM       COM              110122108      257    10000 SH       SOLE                    10000
BROCADE COMMUNICATIONS SYSTEMS COM              111621108      381    21800 SH       SOLE                    21800
CADENCE DESIGN SYS INC COM     COM              127387108      274    17025 SH       SOLE                    17025
CISCO SYS INC COM              COM              17275R102     5628   403472 SH       SOLE                   403472
CITIGROUP INC COM              COM              172967101     3549    91588 SH       SOLE                    91588
COCA COLA CO COM               COM              191216100      508     9075 SH       SOLE                     9075
CURTISS WRIGHT CORP CLASS B    COM                             246     3250 SH       SOLE                     3250
DIEBOLD, INC.                  COM              253651103      696    18698 SH       SOLE                    18698
DUPONT PHOTOMASKS INC          COM              26613x101      382    11755 SH       SOLE                    11755
E M C CORP MASS COM            COM              268648102      973   128920 SH       SOLE                   128920
EXXON MOBIL CORP.              COM              30231G102      623    15230 SH       SOLE                    15230
FEDERAL NATL MTG ASSN COM      COM              313586109     3041    41235 SH       SOLE                    41235
GENERAL ELEC CO COM            COM              369604103     1900    65400 SH       SOLE                    65400
GILLETTE CO COM                COM              375766102      217     6400 SH       SOLE                     6400
HOME DEPOT INC COM             COM              437076102     4511   122803 SH       SOLE                   122803
INTEL CORP COM                 COM              458140100     3356   183688 SH       SOLE                   183688
J P MORGAN CHASE & CO.         COM              46625H100      274     8070 SH       SOLE                     8070
JOHNSON & JOHNSON COM          COM              478160104     2970    56840 SH       SOLE                    56840
KEYCORP NEW COM                COM              493267108      328    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     2570    59980 SH       SOLE                    59980
MERCK & CO INC COM             COM              589331107     1063    21000 SH       SOLE                    21000
MERRILL LYNCH & CO INC COM     COM              590188108     1306    32245 SH       SOLE                    32245
MICROSOFT CORP COM             COM              594918104     8517   155711 SH       SOLE                   155711
MINNESOTA MNG & MFG CO COM     COM              604059105    15057   122416 SH       SOLE                   122416
PFIZER INC COM                 COM              717081103     2460    70285 SH       SOLE                    70285
PNC BANK CORP.                 COM              693475105      523    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      734     8215 SH       SOLE                     8215
QUALCOMM INC COM               COM              747525103     1072    39000 SH       SOLE                    39000
SCHWAB CHARLES CP NEW COM      COM              808513105     2629   234707 SH       SOLE                   234707
ST JUDE MED INC COM            COM              790849103     1048    14195 SH       SOLE                    14195
TARGET CORP.                   COM              87612E106     1242    32600 SH       SOLE                    32600
UNITRIN INC.                   COM              913275103     1788    50000 SH       SOLE                    50000
WAL MART STORES INC COM        COM              931142103     3671    66728 SH       SOLE                    66728